Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Cash flows from operating activities
Net income	$ 136,269	$ 132,688	$ 101,539
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	38,984	26,219	16,407
Amortization of intangible assets	101	52	529
Amortization of land use rights	108	87	83
Loss on disposal of property and equipment	1,362	543	431
Loss (Gain) on deconsolidation/ disposal of subsidiaries		(408)	1,537
Share-based compensation expense	27,242	24,125	15,045
Allowance for doubtful accounts	192	52	55
Write off of the amount due from related parties			406
Loss from equity method investment	1,427
Deferred income taxes	(3,630)	(3,255)	(1,154)
Changes in operating assets and liabilities
Accounts receivables	213	(2,164)	314
Prepaid expenses and other current assets	2,846	(23,672)	(10,012)
Inventory	(1,664)	(1,753)	91
Long term deposit	968	(4,861)	(3,859)
Long term prepaid rent	1,010	633	(816)
Accounts payable	(701)	(740)	(2,068)
Accrued expenses and other current liabilities	22,047	28,395	19,749
Income taxes payable	6,266	2,854	929
Deferred revenue	51,417	71,794	76,627
Amounts due to related parties	912	164	(14)
Amounts due from related parties	(1,741)	(1,449)
Net cash provided by operating activities	283,628	249,304	215,819
Cash flows from investing activities
Restricted cash paid for establishing new schools	(496)	(158)	(2,687)
Release of restricted cash for establishing new schools	2,555
Bank deposits maturing over three months	2,459	104,802	(7,092)
Investments in held-to-maturity investments	(1,795,461)	(656,622)	(139,903)
Settlement of held-to-maturity investments	1,627,467	481,477
Investment in Beijing MaxEn International Education Consulting Co., Ltd (Note 14)	(6,500)
Purchase of property and equipment	(61,468)	(71,690)	(49,138)
Proceeds from disposal of property and equipment	3,455	3,210	1,714
Purchase of intangible assets			(415)
Proceeds received from disposal of Mingshitang (Note 5)	160		150
Proceeds received from disposal of Beijing Tomorrow Oriental Technology Co., Ltd (Note 5)			1,127
Net cash used in investing activities	(237,888)	(143,701)	(198,152)
Cash flows from financing activities
Proceeds from issuance of common share upon exercise of share option	4,652	945	6,432
Cash paid for shares repurchased	(28,511)
Cash paid for dividend	(46,990)
Net cash provided by (used in) financing activities	(70,849)	945	6,432
Effects of exchange rate changes	14,014	4,453	12,057
Net change in cash and cash equivalents	(11,095)	111,001	36,156
Cash and cash equivalents at beginning of year	428,261	317,260	281,104
Cash and cash equivalents at end of year	417,166	428,261	317,260
Supplement disclosure of cash flow information
Income taxes paid	12,525	11,178	7,977
Non-cash investing and financing activities:
Payable for purchase of property and equipment	7,652	7,069	7,475
Payable for shares repurchased	4,622
Payable for acquisition of China Management Software Institute	4,650
Dividend payable		50,000
Payable for acquisition of Newave			4,243
Payable for acquisition of Tongwen			193
Tongwen [Member]
Cash flows from investing activities
Purchase of Business, net of cash acquired		(193)	(188)
Newave [Member]
Cash flows from investing activities
Purchase of Business, net of cash acquired			(1,720)
Refund of purchase consideration for Newave, net of cash disposed of US$448 (Note 3)		1,752
Dajie.com Ltd [Member]
Cash flows from investing activities
Long term investment		(2,000)
China Management Software Institute [Member]
Cash flows from investing activities
Purchase of China Management Software Institute, net of cash acquired of US$68 (Note 4)	(10,059)	(3,279)
Non-cash investing and financing activities:
Payable for acquisition of China Management Software Institute	132
Alo7 [Member]
Cash flows from investing activities
Long term investment		$ (1,000)